Subsequent events (Details) - Working Capital Loan - Entering into significant commitments ¥ in Millions	Aug. 21, 2026 CNY (¥)
Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	¥ 1,104.5
Borrowings, interest rate	2.40%
China International Trust and Investment Corporation Bank
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	¥ 980.0
Borrowings, interest rate	2.40%